Summary of Significant Accounting Policies - Impact of New Accounting Pronouncement - Statements of Operations Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues and other	[1]	$ 2,299,658	$ 2,429,614	$ 1,941,330
Expenses
Cost of product	[1],[2]	415,505	953,792	517,371
Operation and maintenance	[1],[2]	480,861	345,617	332,405
Depreciation and amortization	[1]	389,164	318,771	295,959
Impairments	[1]	230,584	180,051	17,822
Income tax expense (benefit)	[1]	58,934	(59,923)	32,969
Net income attributable to noncontrolling interest	[1]	8,609	10,735	10,963
Net income (loss) attributable to Western Gas Partners, LP	[1]	627,917	$ 731,666	$ 652,637
Service Revenues - Fee Based [Member]
Revenues
Revenues and other		1,905,728
Service Revenues - Product Based [Member]
Revenues
Revenues and other		88,785
Product Sales [Member]
Revenues
Revenues and other		303,020
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member]
Expenses
Cost of product		1,338,100
Operation and maintenance		480,668
Depreciation and amortization		386,179
Impairments		230,539
Income tax expense (benefit)		58,804
Net income attributable to noncontrolling interest		8,541
Net income (loss) attributable to Western Gas Partners, LP		568,350
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member] | Service Revenues - Fee Based [Member]
Revenues
Revenues and other		1,751,242
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member] | Service Revenues - Product Based [Member]
Revenues
Revenues and other		0
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member] | Product Sales [Member]
Revenues
Revenues and other		1,405,898
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase / (Decrease) [Member]
Expenses
Cost of product		(922,595)
Operation and maintenance		193
Depreciation and amortization		2,985
Impairments		45
Income tax expense (benefit)		130
Net income attributable to noncontrolling interest		68
Net income (loss) attributable to Western Gas Partners, LP		59,567
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase / (Decrease) [Member] | Service Revenues - Fee Based [Member]
Revenues
Revenues and other		154,486
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase / (Decrease) [Member] | Service Revenues - Product Based [Member]
Revenues
Revenues and other		88,785
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase / (Decrease) [Member] | Product Sales [Member]
Revenues
Revenues and other		$ (1,102,878)

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $48.8 million, $42.4 million and $41.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.